Vessels	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Vessels
Vessels
At December 31, 2016 the Company owned 16 Kamsarmax vessels and 26 Ultramax vessels. A rollforward of activity within vessels is as follows (in thousands):

Balance December 31, 2014	$66,633
Transfer from vessels under construction and other additions	1,002,912
Depreciation	(14,263)
Transferred to assets held for sale	(290,828)
Balance December 31, 2015	$764,454
Transfer from vessels under construction and other additions	506,189
Depreciation	(36,562)
Balance December 31, 2016	$1,234,081

During 2015, vessels and accumulated depreciation were reduced by approximately $294.5 million and $3.6 million, respectively, for vessels that were sold. There were no such reductions during 2016. All of our vessels serve as collateral against existing loan facilities.
Owned vessels

Vessel Name	Year Built	DWT	Vessel Type
SBI Antares	2015	61,000	Ultramax
SBI Athena	2015	64,000	Ultramax
SBI Bravo	2015	61,000	Ultramax
SBI Leo	2015	61,000	Ultramax
SBI Echo	2015	61,000	Ultramax
SBI Lyra	2015	61,000	Ultramax
SBI Tango	2015	61,000	Ultramax
SBI Maia	2015	61,000	Ultramax
SBI Hydra	2015	61,000	Ultramax
SBI Subaru	2015	61,000	Ultramax
SBI Pegasus	2015	64,000	Ultramax
SBI Ursa	2015	61,000	Ultramax
SBI Thalia	2015	64,000	Ultramax
SBI Cronos	2015	61,000	Ultramax
SBI Orion	2015	64,000	Ultramax
SBI Achilles	2016	61,000	Ultramax
SBI Hercules	2016	64,000	Ultramax
SBI Perseus	2016	64,000	Ultramax
SBI Hermes	2016	61,000	Ultramax
SBI Zeus	2016	60,200	Ultramax
SBI Hera	2016	60,200	Ultramax
SBI Hyperion	2016	61,000	Ultramax
SBI Tethys	2016	61,000	Ultramax
SBI Phoebe	2016	64,000	Ultramax
SBI Poseidon	2016	60,200	Ultramax
SBI Apollo	2016	60,200	Ultramax
Total Ultramax		1,603,800
SBI Cakewalk	2014	82,000	Kamsarmax
SBI Charleston	2014	82,000	Kamsarmax
SBI Samba	2015	84,000	Kamsarmax
SBI Rumba	2015	84,000	Kamsarmax
SBI Capoeira	2015	82,000	Kamsarmax
SBI Electra	2015	82,000	Kamsarmax
SBI Carioca	2015	82,000	Kamsarmax
SBI Conga	2015	82,000	Kamsarmax
SBI Flamenco	2015	82,000	Kamsarmax
SBI Bolero	2015	82,000	Kamsarmax
SBI Sousta	2016	82,000	Kamsarmax
SBI Rock	2016	82,000	Kamsarmax
SBI Lambada	2016	82,000	Kamsarmax
SBI Reggae	2016	82,000	Kamsarmax
SBI Zumba	2016	82,000	Kamsarmax
SBI Macarena	2016	82,000	Kamsarmax
Total Kamsarmax		1,316,000
Total Owned Vessels DWT		2,919,800
SBI Macarena had not reached its port of first load as of December 31, 2016, and therefore the vessel cost remains in vessels under construction.